May 7, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

RE:  Principal Investment Plus Variable AnnuitySM Contract (“Registrant”)

File No. 333-116220, 811-02091

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Prospectus for Principal Investment Plus Variable AnnuitySM Contract that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-4. That post-effective amendment (#28) was filed electronically with the Securities and Exchange Commission on April 26, 2013 (Accession #0000898745-13-000436).

If you have any questions regarding this filing, please call me at 515-362-2384.

Sincerely,

/s/ Doug Hodgson

Counsel